Shareholders' Equity (Details)					1 Months Ended	12 Months Ended
		May 08, 2025 shares	Jan. 01, 2025 USD ($)	Jan. 01, 2025 SGD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Shareholders’ Equity [Line Items]
Dividend				$ 2,592,688	$ 1,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Vote per share						one
Par value (in Dollars per share) | $ / shares
Ordinary shares issued	[1]					21,250,000	21,250,000	21,250,000
Ordinary shares outstanding	[1]					21,250,000	21,250,000	21,250,000
Share subscription receivable		1,125,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Vote per share						twenty
Share is convertible						1
Par value (in Dollars per share) | $ / shares
Ordinary shares issued	[1]					3,750,000	3,750,000	3,750,000
Ordinary shares outstanding	[1]					3,750,000	3,750,000	3,750,000
Jeneric Holdings Pte. Ltd. [Member]
Shareholders’ Equity [Line Items]
Dividend | $			$ 2,016,333

[1]	Retrospective restated for effect of share reorganization (see Note 1)